Schedule of inventories (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trading at cost	$ 238,254	$ 282,533
Beauty and healthcare product	82,545	46,040
Stem cells	43,338	88,836
Inventories	364,137	417,409
Chemical Reagents And Products [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	188,400	210,269
Medical Substances And Chemical Stocks [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	$ 49,854	$ 72,264